Business Acquisition (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended				12 Months Ended
	Feb. 06, 2019	Jan. 08, 2019	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Number of shares issued for acquisition, value
Percentage of voting interest acquired		55.00%
Shares issued during period, value						$ 4,217,946		$ 4,419,787
Cash excluded from purchase		$ 302,710
Interest payable		755,216
Accounts payable		1,645,399
Market capitalization		10,811,908
Impairment charge					$ 2,944,000			2,944,000	$ 607,000
Goodwill impairment charge					12,564,000			12,564,000
Debt outstanding balance				$ 424,615	$ 424,615			$ 424,615
Common stock, par value				$ .001	$ .001			$ .001	$ .001
Number of shares issued on conversion			250,000
Proceeds from notes				$ 500,000				$ 1,635,000	$ 180,000
Proceeds from warrants						$ 2,565,638		$ 2,613,965
Promissory Note [Member]
Debt maturity date								Mar. 01, 2021
Aggregate monthly installments amount								$ 5,800
Debt interest rate					5.00%			5.00%
Notes payable		99,000
Accrued interest		$ 3,000
Debt outstanding balance					$ 78,000			$ 78,000
Short-term Convertible Notes Payable [Member]
Debt maturity date								Sep. 30, 2020
Notes payable					$ 350,000			$ 350,000		$ 350,000
Debt conversion price per share	$ 0.36	$ 0.36			$ 0.36			$ 0.36
Number of shares issued on conversion	251,667			1,875,000				1,875,000
Series C Preferred Stock [Member]
Number of additional exchange shares issued		17,264
RMS [Member]
Common stock, par value				$ 33,700	$ 33,700			$ 33,700
RMS [Member] | Series C Preferred Stock [Member]
Number of shares issued for acquisition				33,661				33,661
Asset Purchase Agreement [Member]
Common stock, shares outstanding		24,500,000
Market capitalization		$ 9,800,000
Fair value of net assets		$ 8,400,000
Asset Purchase Agreement [Member] | RMS [Member]
Number of shares issued for acquisition		33,661
Number of additional shares issued		6,111
Number of shares issued for acquisition, value		$ 2,000,000
Number of shares converted		1,000
Percentage of voting interest acquired		55.00%
Shares issued during period, value		$ 5,650,000
Number of additional exchange shares issued		17,264
Cash excluded from purchase		$ 70,000
Convertible debt to a related party		4,300,000
Interest payable		158,000
Short-term notes, related party		180,000
Accounts payable		398,000
Other current liabilities		$ 285,000
Asset Purchase Agreement [Member] | RMS [Member] | Series C Preferred Stock [Member]
Number of shares issued for acquisition		39,772
Number of additional shares issued		11,153
Number of shares converted		17,263,889
Securities Purchase Agreement [Member]
Debt outstanding balance					$ 750,000			$ 750,000
Number of unites issued								15
Debt conversion price per share					$ 0.40			$ 0.40
Proceeds from sale of convertible note and equity								$ 750,000
Warrants to purchase common stock					1,875,000			1,875,000
Number of shares issued on conversion								1,875,000
Proceeds from notes					$ 505,424
Proceeds from warrants					244,576
Fair value of notes payable					$ 598,000			$ 598,000
Securities Purchase Agreement [Member] | Short-term Convertible Notes Payable [Member]
Debt interest rate							12.00%
Number of unites issued							1,000,000
Purchase price per unit							$ 50,000
Debt conversion description							Each Unit consisted of (i) a 12% senior secured convertible note, initially convertible into shares of the Company's common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering of Units, and (ii) a three-year warrant to purchase such number of shares of the Company's common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The warrants are exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants. As a result of the price adjustment feature, the conversion price of the convertible notes was adjusted to $0.36 per share. The convertible notes had maturity dates between August and September 2019 totaling $650,000 (see Note 11).
Common stock, par value							$ 0.001
Debt conversion price per share							$ 0.40
Warrants term							3 years
Warrants exercise price, per share							$ 0.75
Conversion price description							As a result of the price adjustment feature, the conversion price of the convertible notes was adjusted to $0.36 per share.